Legal proceedings (Details Narrative) - CNY (¥)					1 Months Ended		18 Months Ended
	Dec. 04, 2019	Oct. 14, 2019	Oct. 09, 2019	Sep. 06, 2019	Apr. 30, 2020	Aug. 31, 2019	Oct. 30, 2020	Aug. 31, 2020	Nov. 10, 2019	Oct. 15, 2019	Aug. 27, 2019	Jul. 31, 2019
Statement [Line Items]
Deposited In Bank Accounts		¥ 9,000,000.0
Owned Percentage				30.00%
Wuhan Wuchang People's Court [Member]
Statement [Line Items]
Payable To Related Party								¥ 2,560,000
Mr Deng Xinxue, Mr Zhang Xuan and Mr Yang Bobiao [Member]
Statement [Line Items]
Owned Percentage		69.50%
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts		¥ 2,900,000
Chutian And Mr Wei [Member]
Statement [Line Items]
Deposited In Bank Accounts											¥ 12,000,000.0	¥ 12,300,000
Value Of Attached Property									¥ 220,000,000
Principal Amount	¥ 10,000,000.0		¥ 10,000,000.0
Repay Borrowings Principal Amount	¥ 10,000,000.0		10,000,000.0
Property Preservation Limit												¥ 29,900,000
Interest Expenses			¥ 787,500
Interest Rate	1.125%		1.125%
Property Services Co., Ltd [Member]
Statement [Line Items]
Accrued Interest					¥ 310,311,000	¥ 193,944,000	¥ 238,344,000
Property Service Fee					¥ 310,311,000	¥ 193,944,000	¥ 238,344,000
Mr Wei Qizhi Wei, Ms Peng Yan, and Chutian [Member]
Statement [Line Items]
Deposited In Bank Accounts										¥ 12,300,000
Chutian [Member]
Statement [Line Items]
Deposited In Bank Accounts		¥ 9,000,000.0
Hubei New Nature Investment Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts				¥ 13,000,000.0
Owned Percentage				80.80%
Dunxin Holdings Co., Ltd [Member]
Statement [Line Items]
Deposited In Bank Accounts				¥ 12,000,000.0
Owned Percentage				70.00%